                         [MONARCH LETTERHEAD]


February 29, 1996


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re: Rule 24f-2 Notice for Monarch Life Insurance Company Separate Account VA Registration Statement, File No. 811-5533


Gentlemen:

(I) The fiscal year for which this notice is filed is twelve months ending December 31, 1995.

(ii) There were no securities which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of the fiscal year.

(iii) There were no securities registered during such fiscal year other than pursuant to this section.

(iv) 0 policies were sold during 1995 with aggregate annual premiums transferred of $18,332*.

(v) 0 policies were sold during 1995 with aggregate annual premiums transferred of $18,332 in reliance upon registration pursuant to this section.

* The filing fee is based on $18,332 in total aggregate subscription less $6,134,462 in total aggregate redemptions. The net total aggregate subscriptions amount to $(6,116,130).

Attached hereto is an opinion of counsel as required. The $100 minimum filing fee will be made via electronic funds transfer.

Sincerely,


/s/ Atilla Aritan
Vice President and Assistant Treasurer


        One Monarch Place - Springfield, MA 01133 - 413-784-2000

                          [MONARCH LETTERHEAD]

February 29, 1996


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re: Rule 24f-2 Notice for Monarch Life Insurance Company Separate Account VA Registration File No. 811-5533


Gentlemen:

It is my opinion that the securities issued in accordance with the captioned filing and which this notice makes definite in number were legally issued, fully paid and are non-assessable.

MONARCH LIFE INSURANCE COMPANY



By   /s/ John S. Coulton
     Senior Vice President, General Counsel and Secretary

        One Monarch Place - Springfield, MA 01133 - 413-784-2000